Prospectus Supplement                                       208613 10/03
dated October 30, 2003 to:
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PUTNAM INTERNATIONAL EQUITY FUND
Prospectuses dated October 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio members      Since       Experience
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Joshua L. Byrne         2000   1992 - Present          Putnam Management
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Simon Davis             2000   2000 - Present          Putnam Management
                               Prior to Sept. 2000     Deutsche Asset
                                                       Management
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Stephen S. Oler         2000   1997 - Present          Putnam Management
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George W. Stairs        2002   1994 - Present          Putnam Management
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